Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: October 11, 2023

Payment Date	10/16/2023
Collection Period Start	9/1/2023
Collection Period End	9/30/2023
Interest Period Start	9/15/2023
Interest Period End	10/15/2023

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$409,250,755.35	$24,010,197.46	$385,240,557.89	0.826342	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$555,333,755.35	$24,010,197.46	$531,323,557.89

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$558,724,965.34	$534,714,767.88	0.394192
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$558,724,965.34	$534,714,767.88
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$409,250,755.35	0.77000%	30/360	$262,602.57
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$555,333,755.35			$403,676.32

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$558,724,965.34	$534,714,767.88
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$558,724,965.34	$534,714,767.88
Number of Receivables Outstanding	44,584	43,768
Weighted Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	38	37

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,837,980.06
Principal Collections	$23,849,845.22
Liquidation Proceeds	$75,770.96
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$25,763,596.24
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$25,763,596.24

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$465,604.14	$465,604.14	$—	$—	$25,297,992.10
Interest - Class A-1 Notes	$—	$—	$—	$—	$25,297,992.10
Interest - Class A-2 Notes	$—	$—	$—	$—	$25,297,992.10
Interest - Class A-3 Notes	$262,602.57	$262,602.57	$—	$—	$25,035,389.53
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$24,944,051.53
First Allocation of Principal	$—	$—	$—	$—	$24,944,051.53
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$24,929,469.15
Second Allocation of Principal	$—	$—	$—	$—	$24,929,469.15
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$24,913,305.38
Third Allocation of Principal	$7,054,987.47	$7,054,987.47	$—	$—	$17,858,317.91
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$17,839,328.31
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,275,328.31
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,275,328.31
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$884,118.32
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$884,118.32
Remaining Funds to Certificates	$884,118.32	$884,118.32	$—	$—	$—
Total	$25,763,596.24	$25,763,596.24	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$558,724,965.34	$534,714,767.88
Note Balance	$555,333,755.35	$531,323,557.89
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	11	$160,352.24
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	54	$75,770.96
Monthly Net Losses (Liquidation Proceeds)			$84,581.28
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.16%
Second Preceding Collection Period			0.08%
Preceding Collection Period			(0.07)%
Current Collection Period			0.19%
Four-Month Average Net Loss Ratio			0.09%
Cumulative Net Losses for All Periods			$1,612,416.56
Cumulative Net Loss Ratio			0.12%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.28%	95	$1,477,406.44
60-89 Days Delinquent	0.14%	38	$750,128.85
90-119 Days Delinquent	0.03%	12	$166,846.70
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.45%	145	$2,394,381.99

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$94,841.89
Total Repossessed Inventory		5	$116,551.37

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		50	$916,975.55
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.10%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.18%
Current Collection Period			0.17%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.36	0.07%	24	0.05%